Ordinary shares	12 Months Ended
Dec. 31, 2022
Ordinary shares
Ordinary shares

19. Ordinary shares

Upon incorporation, the Company had 1,000,000,000 shares authorized, 1 ordinary share issued and outstanding with a par value of US$0.0001 per share. As of December 31, 2022, the Company had 430,463,797 shares issued, including 333,992,002 Class A ordinary shares, and 96,471,795 Class B ordinary shares. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to ten votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares.